Basis of Presentation	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation

FIS is a global leader in financial services technology which offers a broad range of solutions in retail and enterprise banking, payments, capital markets, asset and wealth management, risk and compliance, treasury and insurance, as well as providing financial consulting and outsourcing services.

We report the results of our operations in three reporting segments: Integrated Financial Solutions (“IFS”), Global Financial Solutions (“GFS”) and Corporate and Other (Note 18).

On August 12, 2015, FIS and certain of its wholly owned subsidiaries entered into an Agreement and Plan of Merger with SunGard and SunGard Capital Corp. II (collectively “SunGard”) pursuant to which, through a series of mergers, FIS acquired SunGard (collectively the "SunGard acquisition" or the "Acquisition"). FIS completed the SunGard acquisition on November 30, 2015, and SunGard's results of operations and financial position were included in the Consolidated Financial Statements and within the GFS segment from and after the date of acquisition. As we have further integrated the acquired SunGard businesses through March 31, 2016, we have reclassified certain SunGard businesses (corporate liquidity and wealth management) that are oriented more to the retail banking and payments activities of IFS into that segment. Certain other non-strategic businesses from both SunGard (public sector and education) and legacy FIS (commercial services and check processing) have been reclassified to the Corporate and Other segment, as have SunGard administrative expenses. The segment disclosure contained in these consolidated financial statements has been recast for all periods presented to conform to the current segment presentation.